Derivatives - Nominal values and average hedge ratio for derivatives (Details) - d d in Millions	Dec. 31, 2024		Dec. 31, 2023
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	13,219,417		12,469,580
Average hedge ratio	100.00%		100.00%
Average price condition	127000000.00%	[1]	118000000.00%	[2]
Interest rate risk | Less than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	910,440		3,038,263
Average hedge ratio	100.00%		100.00%
Average price condition	249000000.00%	[1]	82000000.00%	[2]
Interest rate risk | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,621,365		609,182
Average hedge ratio	100.00%		100.00%
Average price condition	175000000.00%	[1]	302000000.00%	[2]
Interest rate risk | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,943,818		2,143,914
Average hedge ratio	100.00%		100.00%
Average price condition	157000000.00%	[1]	164000000.00%	[2]
Interest rate risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,350,027		804,873
Average hedge ratio	100.00%		100.00%
Average price condition	154000000.00%	[1]	165000000.00%	[2]
Interest rate risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,161,927		1,935,599
Average hedge ratio	100.00%		100.00%
Average price condition	136000000.00%	[1]	137000000.00%	[2]
Interest rate risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	4,231,840		3,937,749
Average hedge ratio	100.00%		100.00%
Average price condition	38000000.00%	[1]	74000000.00%	[2]
Exchange risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	14,191,213	[3]	8,057,059	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | Less than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	4,319,632	[3]	1,871,327	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,421,806	[3]	1,335,798	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	3,072,483	[3]	2,139,371	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,870,442	[3]	974,113	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,059,147	[3]	1,687,341	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	447,703	[3]	49,109	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Other price risk [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	18,750,000,000
Average hedge ratio	100.00%
Other price risk [member] | Less than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	0
Average hedge ratio	0.00%
Other price risk [member] | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	0
Average hedge ratio	0.00%
Other price risk [member] | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	18,750,000,000
Average hedge ratio	100.00%
Other price risk [member] | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	0
Average hedge ratio	0.00%
Other price risk [member] | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	0
Average hedge ratio	0.00%
Other price risk [member] | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	0
Average hedge ratio	0.00%

[1]	Interest rate swaps consist of 3M CD, USD SOFR, 3M Euribor, and 3M AUD Bond.
[2]	Interest rate swaps consist of 3M CD, USD SOFR, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
[3]	The average exchange rates of net investment hedge instruments are USD/KRW 1,235.14, JPY/KRW 9.46, EUR/KRW 1,358.46, GBP/KRW 1,547.81, AUD/KRW 865.53, CAD/KRW 921.27, CNY/KRW 177.98, SEK/KRW 126.18.
[4]	The average exchange rates of net investment hedge instruments are USD/KRW 1,195.32, JPY/KRW 10.13, EUR/KRW 1,336.97, GBP/KRW 1,484.42, AUD/KRW 812.44, CAD/KRW 948.79, SGD/KRW 859.87, CNY/KRW 190.96, SEK/KRW 125.49.